RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS	NOTE 35 — RELATED PARTY TRANSACTIONS There were no material related party transactions for the years ended 31 December 2018, 2017 and 2016.